Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
	Year Ended December 31,
	2022	2023	2024
	(in thousands, except share and per share data)
Basic net loss per share
Numerator:
Allocation of net loss	$(195,405)	$(133,805)	$(75,548)

Allocation of net loss attributable to Ordinary Shareholders	$(195,405)	$(133,805)	$(75,548)
Denominator:
Weighted-average shares used in computing net loss per share attributable to Ordinary Shareholders	157,691,173	164,353,909	167,323,350
Basic net loss per share attributable to Ordinary Shareholders	$(1.24)	$(0.81)	$(0.45)

Diluted net loss per share
Numerator:
Allocation of net loss attributable for diluted computation	$(195,405)	$(133,805)	$(75,548)

Denominator:
Weighted-average shares used in computing net loss per share attributable to Ordinary Shareholders	157,691,173	164,353,909	167,323,350
Diluted net loss per share attributable to Ordinary Shareholders	$(1.24)	$(0.81)	$(0.45)

Schedule of antidilutive securities excluded from computation of diluted net loss per share
	Year Ended December 31,
	2022	2023	2024
Unvested RSU’s	1,348,682	1,957,057	2,088,945
Outstanding warrants to Ordinary Shares	2,713,701	492,054	-
Outstanding share options	9,054,293	7,761,657	6,259,264
Total	13,116,676	10,210,768	8,348,209